Equity Method Investments - Teekay LNG-Marubeni Joint Venture - Additional Information (Detail)					1 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)	Jul. 31, 2013 Interest rate swap agreements [Member] USD ($)	Jul. 31, 2013 Interest rate swap agreements [Member] Derivative Instrument Interest Payment First Two Year [Member]	Jul. 31, 2013 Interest rate swap agreements [Member] Derivative Instrument Interest Payment Period Last Six Year [Member]	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] USD ($) Vessel	Dec. 31, 2014 Teekay LNG-Marubeni Joint Venture [Member] Teekay Corporation [Member] USD ($)	Dec. 31, 2013 Teekay LNG-Marubeni Joint Venture [Member] Teekay Corporation [Member] USD ($)	Jul. 31, 2013 Teekay LNG-Marubeni Joint Venture [Member] Teekay Corporation [Member] USD ($)	Feb. 29, 2012 Marubeni Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	100.00%	100.00%						52.00%				48.00%
Joint venture interest in acquired business								100.00%
Number of vessels								6
Financed amount								$ 1,300,000,000
Refinancing of its short-term loan facilities by entering into long-term debt facilities	1,924,124,000		1,777,507,000	963,000,000
Carrying value of guarantee liability									400,000	600,000	700,000
Teekay LNG-Marubeni Joint Venture entered in to an interest rate swap					8 years
Notional Amount					160,000,000
Amortizing quarterly over the term of the interest rate swap to million at maturity	$ 84,800,000	€ 70,100,000			$ 70,400,000
LIBOR-based interest for the payment of a fixed rate of interest						2.20%	2.36%